Note 13 - Stock Compensation Plans - Components of the ESOP Shares (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Allocated shares (in shares)	167,643	153,647
Unreleased shares (in shares)	52,956	68,533
Total ESOP shares (in shares)	220,599	222,180
Fair value of unreleased shares (in thousands)	$ 688	$ 822